Acquisitions and Divestitures (Tables)	12 Months Ended
Dec. 31, 2020
Asset Acquisitions, Business Combinations And Divestitures [Abstract]
Purchase Price Allocation
The preliminary purchase price allocation for NeuMoDx as of December 31, 2020 and the difference to September 30, 2020 is as follows:

(in thousands)	As of December 31, 2020	As of September 30, 2020	Difference
Purchase Price:
Cash consideration	$251,730	$251,730	$—
Fair value of minority interest	52,727	52,727	—
	$304,457	$304,457	$—

Preliminary Allocation:
Cash and cash equivalents	$12,291	$12,291	$—
Accounts receivable	5,691	5,691	—
Inventories	20,666	18,866	1,800
Prepaid expenses and other current assets	5,961	5,943	18
Accounts payable	(12,450)	(11,168)	(1,282)
Accruals and other current liabilities	(18,929)	(18,770)	(159)
Other long-term liabilities	(4,101)	(4,101)	—
Fixed and other long-term assets	7,076	6,698	378
Developed technology	101,000	119,100	(18,100)
In-process research and development	55,000	64,800	(9,800)
Patents and license rights	770	770	—
Customer backlog	400	900	(500)
Goodwill	157,627	149,877	7,750
Deferred tax asset	12,457	—	12,457
Deferred tax liability on fair value of identifiable intangible assets acquired	(39,002)	(46,440)	7,438
Total	$304,457	$304,457	$—